Revenue - Disaggregation of Revenue Based on Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 1,978,214	$ 1,965,311	$ 2,141,518
Sample technologies
Disaggregation of Revenue [Line Items]
Revenue	642,031	662,991	796,932
Diagnostic solutions
Disaggregation of Revenue [Line Items]
Revenue	748,888	697,630	660,879
PCR / Nucleic acid amplification
Disaggregation of Revenue [Line Items]
Revenue	300,468	300,204	390,804
Genomics / NGS
Disaggregation of Revenue [Line Items]
Revenue	233,608	238,910	224,797
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 53,219	$ 65,576	$ 68,106